OTHER ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER ASSETS
Contract assets	$ 204,853	$ 183,611
Contract costs	103,026	102,965
Other	2,634	2,969
Other assets	310,513	289,545
Less current portion of contract assets	(144,360)	(132,795)	$ (106,403)
Less current portion of contract costs (included in "Other current assets")	(53,409)	(55,894)
Total other assets	112,744	100,856	102,321
Impairment loss on contract assets	25,800	16,100	12,000
Amortization of contract costs	$ 63,200	$ 59,400	$ 51,000